FIXED ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of fixed assets

	March 31, 2022	December 31, 2021
Fixed assets	$30,372	$28,467
Accumulated depreciation	(19,162)	(17,749)

	$11,210	$10,718

The following table presents amortization expense related to capitalized internal use software and depreciation expense reported by the Company in the Condensed Consolidated Statements of Operations for the periods presented.

		Three Months Ended March 31,
	Statement of Operations Location	2022	2021
Amortization expense related to capitalized internal use software	Cost of revenue	$1,164	$1,133
Depreciation expense	General and administrative expenses	258	184

Fixed assets, net consisted of:

	December 31,
	2021	2020
Capitalized internal use software	$22,205	$17,906
Office equipment	3,032	1,702
Leasehold improvements	1,489	1,489
Furniture & fixtures	941	941
Other	800	800

	28,467	22,838
Accumulated depreciation	(17,749)	(12,541)

	$10,718	$10,297

The following table presents amortization expense related to capitalized internal use software and depreciation expense recorded by the Company for the periods presented.

		December 31,
	Statement of Operations Location	2021	2020	2019
Amortization expense related to capitalized internal use software	Cost of revenue	$4,485	$4,080	$2,885
Depreciation expense	General and administrative expenses	835	917	1,071